Prepaid Lease Payments (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012	Dec. 31, 2012
Prepaid Lease Payments [Line Items]
Amortization Of Prepaid Lease Payments	1,034	1,531	1,552	1,551
Shenzhen One [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date			Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037
Shenzhen Two [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date			Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037
Shenzhen Three [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date			Feb. 28, 2040	Feb. 28, 2040	Feb. 28, 2040
Heyuan [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date			Mar. 26, 2054	Mar. 26, 2054	Mar. 26, 2054